UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 385-5777

Date of fiscal year end: October 31

Date of reporting period: July 1, 2020 - June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Company Name	Security ID	Ticker Symbol	Meeting Date	Proposed By	Proposal Category Description/Short Text	Management Recommendation	Recorded Vote
MICROSTRATEGY INCORPORATED	594972408	MSTR	26-May-2021	Management	Election of Directors	For	For
MICROSTRATEGY INCORPORATED	594972408	MSTR	26-May-2021	Management	Election of Directors	For	For
MICROSTRATEGY INCORPORATED	594972408	MSTR	26-May-2021	Management	Election of Directors	For	For
MICROSTRATEGY INCORPORATED	594972408	MSTR	26-May-2021	Management	Election of Directors	For	For
MICROSTRATEGY INCORPORATED	594972408	MSTR	26-May-2021	Management	Election of Directors	For	For
MICROSTRATEGY INCORPORATED	594972408	MSTR	26-May-2021	Management	Amend Stock Compensation Plan	For	For
MICROSTRATEGY INCORPORATED	594972408	MSTR	26-May-2021	Management	Adopt Employee Stock Purchase Plan	For	For
MICROSTRATEGY INCORPORATED	594972408	MSTR	26-May-2021	Management	Ratify Appointment of Independent Auditors	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President and Principal Executive Officer

Date	August 25, 2021

*	Print the name and title of each signing officer under his or her signature.